Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Summary of Components of the Gain/(Loss) from Discontinued Operations
The following summarizes the components of the gain from discontinued operations, net of tax, that the Company has reported in the unaudited consolidated condensed statements of operations and comprehensive loss:

	Six Months Ended June 30,
	2021	2020

	(in thousands)
Major classes of line items constituting gain from discontinued operations:
Revenue - launch services	$—	$26,925
Total cost and expenses	$—	$28,618
Operating (loss)/income	$—	$(1,693)
Loss from discontinued operations, before income taxes.	$—	$(1,712)
(Loss)/gain on disposal of discontinued operations	$(1,022)	$30,672
Total (loss)/gain from discontinued operations, net of income taxes	$(1,022)	$28,960

The following summarizes the components of the gain/(loss) from discontinued operations, net of tax, that the Company has reported in the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
	2020	2019
	(in thousands)
Major classes of line items constituting loss from discontinued operations:
Revenue - launch services	$26,925	$46,366
Cost and expenses:
Service costs, excluding depreciation	21,161	45,040
Provision for doubtful accounts	2,128	176
General and administrative expenses	3,590	6,908
Depreciation	2,514	200

Operating loss	(2,468)	(5,958)
Interest expense, net	(3)	(40)
Other expense, net	(16)	(162)

Loss from discontinued operations, before income taxes.	(2,487)	(6,160)
Gain on disposal of discontinued operations	30,672	—
Income tax (provision) benefit	—	—

Total gain/(loss) of discontinued operations, net of income taxes	$28,185	$(6,160)